STOCK BENEFIT PLANS (Narrative) (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20	$ 16.20
Employee stock ownership plan, compensation expense	$ 226	$ 104	$ 125
Employee stock ownership plan, number of shares	316,922	332,264
Employee Stock Ownership Plan Term Loan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	5.25%
Maturity date	Mar. 31, 2035
Employee Stock Ownership Plan Term Loan One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	5.25%
Maturity date	Mar. 31, 2037
Employee Stock Ownership Plan Term Loan Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-average interest rate	5.25%
Maturity date	Mar. 31, 2038
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	77,019	77,019	77,019	77,019
Maximum stock options or restricted shares authorized	152,000
Contractual term	10 years
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options outstanding, shares	37,500	37,500	37,500	37,500
Stock options outstanding, weighted-average exercise price	$ 16.20	$ 16.20	$ 16.20
Stock options outstanding, weighted-average remaining contractual life, years		2 months 30 days	1 year 2 months 30 days